Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trust Assets [line items]
Foreign exchange rate valuation (gain) loss	$ (101)	$ (78)	$ 9
Trust Assets | Pension and Retirement Plans
Disclosure Of Trust Assets [line items]
Balance at beginning of year	1,288	1,234	1,201
Actual return on trust assets	41	50	33
Foreign exchange rate valuation (gain) loss	(4)	0	0
Life annuities	9	0	0
Benefits paid	0	4	0
Plan amendments	(31)	0	0
Balance at end of year	1,303	1,288	1,234
Trust Assets | Seniority premiums
Disclosure Of Trust Assets [line items]
Balance at beginning of year	128	133	137
Actual return on trust assets	(5)	(5)	(4)
Balance at end of year	$ 123	$ 128	$ 133